Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Shares of Common Stock Reserved for Future Issuance

At September 30, 2015, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	251,539
Options available for future grant	1,050,916
Convertible preferred stock	3,053,910
Warrants	473,130

4,829,495

At December 31, 2014, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	28,928,930
Options available for future grant	6,405,980
Convertible preferred stock	173,895,796
Warrants	127,508,118

336,738,824